Securities (Tables)	12 Months Ended
Dec. 31, 2022
Securities
Schedule of securities

As at December 31:	2022	2021
Short-term securities
Equity securities at FVTPL, publicly traded	$1,598	$4,939
Investment funds at FVTPL, unlisted	1,675	2,761
Debt securities at FVTPL, unlisted	774	770
Debt securities at FVTOCI, publicly traded	26,246	10,786
	$30,293	$19,256
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	$2,435	$3,625